Mortgage Banking Activities, Managed Servicing Portfolio (Details) - USD ($) $ in Billions	Dec. 31, 2022	Dec. 31, 2021
Components of Managed Servicing Portfolio [Abstract]
Total managed servicing portfolio	$ 1,664.0	$ 1,721.0
Total serviced for others, excluding subserviced for others	$ 1,246.0	$ 1,304.0
MSRs as a percentage of loans serviced for others	0.84%	0.63%
Weighted average note rate (mortgage loans serviced for others)	4.30%	3.82%
Mortgage Banking Activities Textual [Abstract]
Servicer advances on mortgage loans	$ 2.5	$ 3.2
Residential mortgage servicing rights [Member]
Components of Managed Servicing Portfolio [Abstract]
Serviced and subserviced for others	681.0	718.0
Owned loans serviced	273.0	276.0
Total managed servicing portfolio	954.0	994.0
Commercial mortgage servicing [Member]
Components of Managed Servicing Portfolio [Abstract]
Serviced and subserviced for others	577.0	597.0
Owned loans serviced	133.0	130.0
Total managed servicing portfolio	$ 710.0	$ 727.0